INVESTMENTS (AVAILABLE FOR SALE SECURITIES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 32,236	$ 31,235
Gross Unrealized Gains	1,306	1,432
Gross Unrealized Losses	859	742
Fair Value	32,683	31,925
OTTI in AOCI	10	12
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Subtotal, Fair Value	32,570	31,893
Available For Sale Fixed Maturities Proceeds Gross Gains And Gross Losses From Sales And Other Than Temporary Impairments [Abstract]
Proceeds from sales	4,324	979	$ 716
Gross gains on sales	111	33	21
Gross losses on sales	(58)	(8)	(9)
Total other-than-temporary impairment losses	(65)	(41)	(72)
Non-credit losses recognized in OCI	0	0	0
Net impairment losses recognized	(65)	(41)	(72)
Fixed Maturities - Credit Loss Impairments
Recognized impairments on securities impaired to fair value this period	(17)	(11)
Increases due to passage of time on previously recorded credit losses	0	0
Accretion of previously recognized impairments due to increases in expected cash flows	0	0
Public corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	12,418	12,890
Gross Unrealized Gains	675	688
Gross Unrealized Losses	81	202
Fair Value	13,012	13,376
OTTI in AOCI	0	0
Private corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,880	6,818
Gross Unrealized Gains	215	232
Gross Unrealized Losses	55	124
Fair Value	7,040	6,926
OTTI in AOCI	0	0
U.S. Treasury, government and agency
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	10,739	8,800
Gross Unrealized Gains	221	280
Gross Unrealized Losses	624	305
Fair Value	10,336	8,775
OTTI in AOCI	0	0
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	432	437
Gross Unrealized Gains	63	68
Gross Unrealized Losses	2	1
Fair Value	493	504
OTTI in AOCI	0	0
Foreign governments
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	375	397
Gross Unrealized Gains	29	36
Gross Unrealized Losses	14	18
Fair Value	390	415
OTTI in AOCI	0	0
Commercial mortgage-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	415	591
Gross Unrealized Gains	28	29
Gross Unrealized Losses	72	87
Fair Value	371	533
OTTI in AOCI	7	9
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost Basis, without Single Maturity Date	415
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value, without Single Maturity Date	371
Residential mortgage-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	294	608
Gross Unrealized Gains	20	32
Gross Unrealized Losses	0	0
Fair Value	314	640
OTTI in AOCI	0	0
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost Basis, without Single Maturity Date	294
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value, without Single Maturity Date	314
Asset-backed
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	51	68
Gross Unrealized Gains	10	10
Gross Unrealized Losses	1	1
Fair Value	60	77
OTTI in AOCI	3	3
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost Basis, without Single Maturity Date	51
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value, without Single Maturity Date	60
Redeemable preferred stock
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	519	592
Gross Unrealized Gains	45	57
Gross Unrealized Losses	10	2
Fair Value	554	647
OTTI in AOCI	0	0
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost Basis, without Single Maturity Date	519
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Fair Value, without Single Maturity Date	554
Fixed maturities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,123	31,201
Gross Unrealized Gains	1,306	1,432
Gross Unrealized Losses	859	740
Fair Value	32,570	31,893
OTTI in AOCI	10	12
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Due in one year or less, Amortized Cost	1,537
Due in years two through five, Amortized Cost	7,736
Due in years six through ten, Amortized Cost	8,898
Due after ten years, Amortized Cost	12,673
Subtotal, Amortized Cost Basis	30,844
Amortized Cost Basis, without Single Maturity Date	32,123
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Due in one year or less, Fair Value	1,549
Due in years two through five, Fair Value	8,128
Due in years six through ten, Fair Value	9,005
Due after ten years, Fair Value	12,589
Subtotal, Fair Value	31,271
Fair Value, without Single Maturity Date	32,570
Fixed Maturities - Credit Loss Impairments
Balance beginning of period	(198)	(254)
Previously recognized impairments on securities that matured, paid, prepaid or sold	73	97
Impairments recognized this period on securities not previously impaired	(46)	(22)
Additional impairments this period on securities previously impaired	(2)	(8)
Balances at December 31,	(190)	(198)	$ (254)
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	113	34
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	2
Fair Value	113	32
OTTI in AOCI	$ 0	$ 0